Premiums and Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2013
Premiums and Accounts Receivable
Schedule of receivables net of an allowance for uncollectible items
	As of December 31,
	2013	2012
Insurance premiums receivable	$58,872	$57,685
Other receivables	16,916	15,560
Allowance for uncollectible amounts	(4,484)	(4,546)
Total	$71,304	$68,699